Note 5 - Credit Assets, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL Amounts by Lending Asset Category (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Statement Line Items [Line Items]
Principal amount	$ 4,761,518		$ 4,217,642	$ 4,030,145
EL %	0.13%		0.08%
Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 6,037		$ 3,303	2,401
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 3,720,442		$ 3,307,328	3,228,354
EL %	0.11%		0.02%
Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 3,981	$ 3,000	$ 783	565	$ 207	$ 100
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 1,041,076		$ 910,314	801,791
EL %	0.20%		0.28%
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,056	1,958	$ 2,520	1,836	2,195	2,413
Stage 1 [member]
Statement Line Items [Line Items]
Principal amount	$ 4,557,424		$ 4,031,800
EL %	0.10%		0.07%
Stage 1 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 4,434		$ 2,996	2,002
Stage 1 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 3,696,120		$ 3,294,675
EL %	0.07%		0.02%
Stage 1 [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 2,696	2,360	$ 783	565	207	100
Stage 1 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 861,304		$ 737,125
EL %	0.20%		0.30%
Stage 1 [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,738	1,400	$ 2,213	1,437	1,886	1,845
Stage 2 [member]
Statement Line Items [Line Items]
Principal amount	$ 165,214		$ 185,774
EL %	0.24%		0.16%
Stage 2 [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 399		$ 306	399
Stage 2 [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 16,816		$ 12,653
EL %	0.48%		0.00%
Stage 2 [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 82	611	$ 0	0	0	0
Stage 2 [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 148,398		$ 173,121
EL %	0.21%		0.18%
Stage 2 [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 317	557	$ 306	399	309	568
Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Principal amount	$ 38,880		$ 68
EL %	3.10%		1.47%
Financial instruments credit-impaired [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,204		$ 1	0
Financial instruments credit-impaired [member] | Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 7,506		$ 0
EL %	16.02%		0.00%
Financial instruments credit-impaired [member] | Receivable purchase program [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1,203	29	$ 0	0	0	0
Financial instruments credit-impaired [member] | Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	$ 31,374		$ 68
EL %	0.00%		1.47%
Financial instruments credit-impaired [member] | Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
ECL allowance	$ 1	$ 1	$ 1	$ 0	$ 0	$ 0